Commitments and Contingencies - Schedule of Contractual Obligations (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Schedule of Contractual Obligations [Line Items]
Current portion of long-term bank borrowings	[1]	¥ 5,800	$ 825
Short-term bank borrowing		13,172	1,874
Loans from third parties		2,177	310
Operating lease liabilities	[2]	5,399	768
Litigation and settlement	[3]	16,958	2,413
Total		43,506	$ 6,190
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term bank borrowings	[1]	5,800
Short-term bank borrowing		13,172
Loans from third parties		2,177
Operating lease liabilities	[2]	2,246
Litigation and settlement	[3]	16,958
Total		40,353
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term bank borrowings	[1]
Short-term bank borrowing
Loans from third parties
Operating lease liabilities	[2]	2,434
Litigation and settlement	[3]
Total		2,434
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term bank borrowings	[1]
Short-term bank borrowing
Loans from third parties
Operating lease liabilities	[2]	719
Litigation and settlement	[3]
Total		719
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term bank borrowings	[1]
Short-term bank borrowing
Loans from third parties
Operating lease liabilities	[2]
Litigation and settlement	[3]
Total

[1]	The Group’s long-term bank borrowings and short-term bank borrowings as of December 31, 2025 is discussed in Note 13 BANK BORROWINGS.
[2]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2025 is discussed in Note 15 LEASES.
[3]	The Group’s commitment for payable under the other current liabilities as of December 31, 2025 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.